Fair Value of Financial Instruments - Fair Value (Table) (Details) - USD ($) $ in Thousands	Jun. 30, 2018	Dec. 31, 2017	Jun. 30, 2017
Fair Value Balance Sheet Grouping Financial Statement Captions [Line Items]
Cash and cash equivalents - Book Value	$ 118,454	$ 127,632	$ 130,208
Cash and cash equivalents - Fair Value	118,454	127,632
Restricted cash - Book Value	2,978	6,558	$ 4,462
Restricted cash - Fair Value	2,978	6,558
Investments in available-for-sale securities - Book Value	211	238
Investments in available-for-sale securities - Fair Value	211	238
Loan receivable from affiliate companies - Book Value	31,588	30,112
Loan receivable from affiliate companies - Fair Value	31,588	30,112
Senior and ship mortgage notes, net - Book Value	(1,304,608)	(1,301,999)
Senior and ship mortgage notes, net - Fair Value	(1,148,252)	(1,181,838)
Long-term debt, including current portion - Book Value	(362,012)	(380,489)
Long-term debt, including current portion - Fair Value	(368,410)	(389,332)
Long term payable to affiliate companies - Book Value	(87,422)	(76,872)
Long term payable to affiliate companies - Fair Value	$ (87,422)	$ (76,872)